Cover Page Document	Mar. 03, 2026
Document Information [Line Items]
Entity Registrant Name	HYSTER-YALE, INC.
Entity Address, State or Province	OH
Entity File Number	000-54799
Entity Address, Address Line One	5875 Landerbrook Drive, Suite 300
Written Communications	false
City Area Code	(440)
Soliciting Material	false
Entity Address, Postal Zip Code	44124-4069
Local Phone Number	449-9600
Entity Address, City or Town	Cleveland
Entity Tax Identification Number	31-1637659
Entity Incorporation, State or Country Code	DE
Document Period End Date	Mar. 03, 2026
Document Type	8-K
Title of 12(b) Security	Class A Common Stock, $0.01 par value per share
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Trading Symbol	HY
Amendment Flag	false
Security Exchange Name	NYSE
Entity Central Index Key	0001173514
Entity Emerging Growth Company	false